Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Lessee Operating and Finance Leases
Operating and finance leases consisted of the following:

	December 31, 2023	December 31, 2022
Right-of-use assets
Operating leases	278	193
Finance leases	61	55
Total right-of-use assets	339	248
Lease liabilities
Current	68	59
Operating leases	58	52
Finance leases	10	7
Non-current	243	191
Operating leases	188	141
Finance leases	55	50
Total lease liabilities	311	250

Lessee Operating and Finance Lease Liability Maturity
Maturities of lease liabilities are as follows:

	Operating Leases	Finance Leases	December 31, 2023
2024	66	10	76
2025	49	6	55
2026	35	6	41
2027	25	29	54
2028	22	2	24
Thereafter	106	31	137
Total future undiscounted cash outflows	303	84	387
Effect of discounting	(57)	(19)	(76)
Total lease liabilities	246	65	311

Schedule of Operating and Finance Lease Term and Discount Rate
Operating and finance lease terms and discount rates are as follows:

	December 31, 2023	December 31, 2022
Weighted average remaining lease term (in years) – operating leases	8.94	9.46
Weighted average remaining lease term (in years) – finance leases	10.24	9.89
Weighted average discount rate – operating lease	3.61%	3.12%
Weighted average discount rate – finance lease	3.82%	3.86%

Schedule of Operating and Finance Lease Cost and Cash Paid
Operating and finance lease cost and cash paid are as follows:

	2023	2022
Operating lease cost	71	62
Finance lease cost
Amortization of right-of-use assets	5	2
Interest	3	1
Operating lease cash paid	74	63
Finance lease cash paid	4	—

Schedule of Right of Use Assets Obtained in Exchange for Operating Lease and Finance Liabilities	Non-cash transaction right-of-use assets obtained in exchange for new lease liabilities are as follows:

	2023	2022
Operating leases	114	60
Finance leases	8	55